Liabilities Subject to Compromise (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Reorganization, Chapter 11 [Line Items]
Accounts payable	$ 239,000,000	$ 267,000,000
Accrued liabilities	139,000,000	166,000,000
Accrued taxes, net	16,000,000	19,000,000
Accrued interest on debt subject to compromise	73,000,000	70,000,000
Debt subject to compromise	4,511,000,000	4,443,000,000
Liabilities subject to compromise	4,978,000,000	4,965,000,000	$ 0
Due from affiliates				$ 425,000,000
Restructuring and Restructuring Related Charges | Pension Benefits
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	24,000,000	24,000,000
The Hertz Corporation
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	5,043,000,000	5,030,000,000	$ 0
Due from affiliates	$ 65,000,000	$ 65,000,000